Financial and capital risk management	6 Months Ended
Jun. 30, 2021
Financial and capital risk management
Financial and capital risk management
16.	Financial and capital risk management

a) Effects of derivatives on the balance sheet

	Assets
	June 30, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	1	1	—	—
IPCA swap	9	42	7	38
Eurobonds swap	—	—	—	3
Pre-dollar swap and forward (NDF)	98	144	—	9
Libor swap	—	5	—	—
	108	192	7	50
Commodities price risk
Base metals products	6	1	30	—
Gasoil, Brent and freight	100	—	97	—
	106	1	127	—

Others	—	15	—	16
	—	15	—	16
Total	214	208	134	66

	Liabilities
	June 30, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	96	408	111	525
IPCA swap	—	92	72	100
Eurobonds swap	—	—	4	—
Pre-dollar swap and forward (NDF)	48	9	63	58
Libor swap	2	2	1	6
	146	511	251	689
Commodities price risk
Base metals products	46	—	46	—
Gasoil, Brent and freight	—	—	13	—
Thermal coal	2	10	—	—
	48	10	59	—

Others	10	—	18	—
Total	204	521	328	689

a.i) Net exposure

	June 30, 2021	December 31, 2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(502)	(636)
IPCA swap	(41)	(127)
Eurobonds swap	—	(1)
Pre-dollar swap and forward (NDF)	185	(112)
Libor swap (i)	1	(7)
	(357)	(883)
Commodities price risk
Base metals products	(39)	(16)
Gasoil, Brent and freight	100	84
Thermal coal	(12)	—
	49	68

Others	5	(2)
	5	(2)
Total	(303)	(817)
(i)In July 2017, the U.K. Financial Conduct Authority (FCA), which regulates the London Interbank Offered Rate (‘‘LIBOR’’), announced the effective discontinuation of LIBOR. After June 30, 2023, the FCA will no longer require panel banks to submit quotes for any U.S. dollar LIBOR settings. The Company is currently evaluating the potential impact of the eventual replacement of the LIBOR interest rate.

a.ii)Effects of derivatives on the income statement and cash flows

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	326	(185)	52	(865)
IPCA swap	54	(24)	69	(256)
Eurobonds swap	—	7	(28)	(27)
Pre-dollar swap and forward (NDF)	411	(28)	206	(173)
Libor swap	(3)		7	—
	788	(230)	306	(1,321)
Commodities price risk
Base metals products	—	—	(2)	(1)
Gasoil, Brent and freight	64	99	108	(246)
	64	99	106	(247)
Others	4	45	5	98
	4	45	5	98
Total	856	(86)	417	(1,470)

	Financial settlement inflows (outflows)
	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(9)	(33)	(99)	(51)
IPCA swap	—	—	(18)	—
Eurobonds swap	—	—	(29)	(6)
Pre-dollar swap and forward (NDF)	(2)	8	(77)	(13)
Libor swap	—	—	(1)	—
	(11)	(25)	(224)	(70)
Commodities price risk
Base metals products	(1)	38	(8)	292
Gasoil, Brent and freight	72	(129)	92	(130)
	71	(91)	84	162
Others	—	2	1	67
	—	2	1	67
Total	60	(114)	(139)	159

a.iii) Hedge accounting

	Gain (loss) recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Net investments hedge	202	(119)	42	(639)
Thermal Coal Cash flow hedge	(7)	—	(7)	—
Cash flow hedge (Nickel and Palladium)	(28)	(49)	(19)	15

Net investment hedge:

In March 2021, the Company redeemed all its euro bonds (note 19). As a result, the amount of debt designated as a hedge instrument for this investment is US$2,331 as at June 30,2021.

Cash flow hedge (Thermal Coal):

To reduce the volatility of its cash flow as a result of fluctuations in thermal coal prices, in May 2021, the Company implemented a Thermal Coal Revenue Hedge Program. Under this program, hedge transactions were executed through forward contracts to protect a portion of the projected sales of this product at fluctuating prices that is highly probable to occur. Hedge accounting treatment is being given to the program. The contracts are traded over-the-counter and the cash settlement in/out results are offset by the protected items' loss/gain results due to thermal coal price variations. In July 2021 (subsequent event), the Company also implemented a Metallurgical Coal Revenue Hedge program applying the same strategy.

							Financial
							settlement
	Notional (ton)				Fair value		Inflows		Fair value
	June 30,	December 31,	Bought /	Average strike	June 30,	December 31,	(Outflows)	Value at Risk	by year
Flow	2021	2020	Sold	(US$/t oz)	2021	2020	June 30, 2021	June 30, 2021	2021

Coal Revenue Hedging Program
Call Options	600,000	—	S	108	(10)	—	(2)	3	(10)
Put Options	390,000	—	B	105	(1)	—	(1)	6	(1)
Total					(11)	—	(3)	9	(11)

Cash Flow Hedge (Nickel):

							Financial
							settlement
							Inflows
	Notional (ton)				Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,	Bought /	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2021	2020	Sold	(US$/ton)	2021	2020	2021	2021	2021

Nickel Revenue Hedging Program (i)
Call options	35,120	58,620	S	17,618	(41)	(46)	(9)	10	(41)
Put options	35,120	58,620	B	15,000	3	28	—	1	3
Total					(38)	(18)	(9)	11	(38)

(i) With the hedge structure, the company ensures prices between US$15,000/t and US$17,618/t for the program’s sales volume.

Cash flow hedge (Palladium):

							Financial settlement		Fair value
	Notional (t oz)				Fair value		Inflows (Outflows)	Value at Risk	by year
Flow	June 30, 2021	December 31, 2020	Bought / Sold	Average strike (US$/t oz)	June 30, 2021	December 31, 2020	June 30, 2021	June 30, 2021	2021

Palladium Revenue Hedging Program

Call Options	67,362	7,200	S	3,437	(11)	(1)	—	3	(11)
Put Options	67,362	7,200	B	2,397	14	—	—	3	14
Total					3	(1)	—	6	3

b) Protection programs for the R$ and EUR denominated debt instruments and other liabilities

							Financial
							Settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,		Average	June 30,	December 31,	June 30,	June 30,
Flow	2021	2020	Index	rate	2021	2020	2021	2021	2021	2022	2023+

CDI vs. US$ fixed rate swap					(368)	(473)	(30)	43	(26)	(78)	(264)
Receivable	R$8,841	R$9,445	CDI	100.53%
Payable	US$2.072	US$2.213	Fix	2.57%

TJLP vs. US$ fixed rate swap					(134)	(163)	(26)	8	(23)	(40)	(71)
Receivable	R$1,421	R$1,651	TJLP +	1.12%
Payable	US$390	US$460	Fix	3.11%

R$fixed rate vs. US$ fixed rate swap					62	(111)	(85)	26	10	(26)	78
Receivable	R$6,671	R$2,512	Fix	3.58%
Payable	US$1.265	US$621	Fix	(1.60)%

IPCA vs. US$ fixed rate swap					(90)	(173)	(65)	9	1	—	(91)
Receivable	R$1,617	R$2,363	IPCA +	4.54%
Payable	US$400	US$622	Fix	3.88%

IPCA vs. CDI swap					49	45	—	—	7	42	—
Receivable	R$726	R$694	IPCA +	6.63%
Payable	R$1,350	R$550	CDI	98.76%

EUR fixed rate vs. US$ fixed rate swap					—	(1)	(29)	—	—	—	—
Receivable	—	EUR 500	Fix	0.00%
Payable	—	US$613	Fix	0.00%

Forward	R$7,020	R$916	B	5.98	122	(1)	13	23	17	64	41

c) Protection program for Libor floating interest rate US$ denominated debt

							Financial
							Settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2021	December 31, 2020	Index	Average rate	June 30, 2021	December 31, 2020	June 30, 2021	June 30, 2021	2021	2022	2023+

Libor vs. US$fixed rate swap					1	(7)	(1)	2	(1)	—	2
Receivable	US$950	US$950	Libor	0.13%
Payable	US$950	US$950	Fix	0.48%

d) Protection program for product prices and input costs

							Financial
							settlement		Fair
							Inflows	Value at	value by
	Notional				Fair value		(Outflows)	Risk	year
				Average
	June 30,	December 31,	Bought /	strike	June 30,	December 31,	June 30,	June 30,
Flow	2021	2020	Sold	(US$/bbl)	2021	2020	2021	2021	2021+

Brent crude oil (bbl)
Call options	4,488,809	13,746,945	B	55	48	92	119	7	48
Put options	4,488,809	13,746,945	S	29	—	(12)	—	—	—

Forward Freight Agreement (days)
Freight forwards (days)	990	1,625	B	23,302	15	4	3	15	—

e) Embedded derivatives in contracts

							Financial
							settlement
							Inflows
	National				Fair value		(Outflows)	Value at Risk	Fair value
		December 31,	Bought /	Average	June 30,	December 31,	June 30,	June 30,
Flow	June 30, 2021	2020	Sold	strike	2021	2020	2021	2021	2021+

Option related to a Special Purpose Entity “SPE” (quantity)
Call option	137,751,623	137,751,623	B	3.02	15	18	—	2	15

Embedded derivatives in contracts for the sale of part of its shareholding (quantity)
Put option	1,105,070,863	1,105,070,863	S	4.38	(5)	(19)	—	2	(5)

Embedded Derivative in natural gas purchase agreement (volume/month)
Call options	729,571	746,667	S	233	(4)	—	—	3	(4)

Hedge program for finished products
Nickel forwards	604	—	S	18,147	—	—	—	—	—

Fixed prices sales protection
Nickel forwards	626	—	B	16,341	1	—	1	—	1

Embedded in raw material purchase contract (ton)
Nickel forwards	3,436	1,979	S	17,120	(3)	2	—	2	(3)
Copper forwards	1,247	976	S	9,620	—	—	—	—	—

f) Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

- Probable: the probable scenario was defined as the fair value of the derivative instruments as at June 30, 2021

- Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables

- Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument's main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(368)	(900)	(1,433)
	US$ interest rate inside Brazil decrease	(368)	(396)	(425)
	Brazilian interest rate increase	(368)	(402)	(437)
Protected item: R$denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(134)	(236)	(338)
	US$ interest rate inside Brazil decrease	(134)	(137)	(140)
	Brazilian interest rate increase	(134)	(145)	(155)
	TJLP interest rate decrease	(134)	(141)	(149)
Protected item: R$denominated debt	R$ depreciation	n.a.	—	—

R$fixed rate vs. US$ fixed rate swap	R$ depreciation	62	(246)	(553)
	US$ interest rate inside Brazil decrease	62	53	45
	Brazilian interest rate increase	62	19	(21)
Protected item: R$denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(90)	(199)	(307)
	US$ interest rate inside Brazil decrease	(90)	(96)	(103)
	Brazilian interest rate increase	(90)	(109)	(127)
	IPCA index decrease	(90)	(101)	(112)
Protected item: R$denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	49	46	44
	IPCA index decrease	49	47	45
Protected item: R$denominated debt linked to IPCA	IPCA index decrease	n.a.	(47)	(45)

US$floating rate vs. US$ fixed rate swap	US$ Libor decrease	1	(4)	(10)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	4	10

NDF BRL/USD	R$ depreciation	122	(166)	(454)
	US$ interest rate inside Brazil decrease	122	116	110
	Brazilian interest rate increase	122	93	66
Protected item: R$denominated liabilities	R$depreciation	n.a.	—	—

Instrument	Instrument's main risk events	Probable	Scenario I	Scenario II

Fuel oil protection
Options	Price input decrease	48	18	14
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	18	14

Forward Freight Agreement
Forwards	Freight price decrease	15	5	(4)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	(5)	4

Nickel sales fixed price protection
Forwards	Nickel price decrease	1	(2)	(5)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	(2)	(5)

Nickel Revenue Hedging Program
Options	Nickel price increase	(38)	(160)	(297)
Protected item: Part of nickel future revenues	Nickel price increase	n.a.	160	297

Palladium Revenue Hedging Program
Options	Palladium price increase	4	(23)	(56)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	23	56

Thermal Coal Revenue Hedging Program
Options	Thermal coal price increase	(11)	(40)	(69)
Protected item: Part of thermal coal future revenues	Thermal coal price increase	n.a.	40	69

Option - SPCs	SPCs stock value decrease	15	5	—

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	(3)	(19)	(34)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(3)	(6)
Embedded derivatives - Gas purchase	Pellet price increase	(4)	(8)	(13)
Embedded derivatives - Guaranteed minimum return	Stock value decrease	(5)	(61)	(287)

g) Financial counterparties’ ratings

The table below presents the ratings published by Moody’s regarding the main financial institutions that we hire derivative instruments, cash and cash equivalents transactions.

	Consolidated
	June 30, 2021		December 31, 2020
	Cash and cash equivalents and		Cash and cash equivalents
	short-term investment	Derivatives	and short-term investment	Derivatives
Aa1	94	—	2,210	36
Aa2	384	13	363	15
Aa3	603	41	1,681	41
A1	4,124	20	2,812	21
A2	4,429	130	4	20
A3	1,034	67	5	36
Baa1	—	—	4	—
Baa2	19	—	1	—
Ba1	—	35	2,986	—
Ba2	2,551	51	4,189	6
Ba3	1,279	13	—	—
Others	83	52	3	25
	14,600	422	14,258	200